Fair Value - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	¥ 580,423	¥ 649,732
Other financial liabilities	196,599	175,410
Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	54,964	104,286
Measured at fair value on a recurring basis [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	322,007	368,856
Other financial liabilities	69,491	52,786
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	35,449	16,417
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	34,042	36,369
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	69,491	52,786
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	12,233	38,926
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	34,164	49,419
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	46,397	88,345
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	58,080	69,829
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	10,495
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	207,035	210,682
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	129,969	224,774
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	21,090	26,763
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	108,879	198,011
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	88,443	126,205
Other financial liabilities	69,491	52,786
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	35,449	16,417
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	34,042	36,369
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	69,491	52,786
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	12,233	38,926
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	34,164	49,419
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	46,397	88,345
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	31,551	37,860
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	10,495
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	103,595	17,877
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,439	5,206	¥ 5,610
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	98,156	12,671	¥ 11,318
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,439	5,206
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	¥ 98,156	¥ 12,671